Restricted Deposit, Net	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Restricted DEPOSIT, NET

NOTE 3 – Restricted DEPOSIT, NET:

The restricted deposit presented as part of the non-current assets as of December 31, 2019, is restricted in an account controlled by the Israeli Police ("IP") pursuant to the investigation that is subject to a gag order, as reported by the Group on September 16,2019. This amount of NIS 2.35 million (approximately $680 thousand based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019) represents the remaining amount in the account controlled by the IP as of December 31, 2019 after the IP allowed the group to withdraw an amount of NIS 3.0 million (approximately $868 thousand based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019) from the account, in order to continue the Group's operations. During March 2020, the IP approved the Group an additional withdrawal which was utilized from the restricted account, for the same purpose as the previous one. Both withdrawals aggregate to a total of NIS 4.5 million (approximately $1,302 thousand based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019) and should be returned to the IP in four monthly instalments (the first one in the amount of NIS 1.5 million and three following payments in the amount of NIS 1.0 million each, approximately $434 thousand and $289 thousand, respectively based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019) commencing once an anticipated first payment from one of the Groups customers is made. On March 1, 2020 in order to secure both withdrawals, ACSI and ASM granted the IP a lien on one of ACSI's outstanding accounts receivable balance aggregated to $1,950 thousand (such accounts receivable balance was also mentioned in the concentration risk Note, refer to Note 14.c. for additional information). As of the date of this report, the Group has collected only an insignificant partial amount of the anticipated first payment and therefore, was not obligated to repay any of the outstanding withdrawals.